Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities

NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011
Income taxes payable	$54,794	$72,673
Accrued products and licenses costs	28,341	27,582
Current deferred tax liability, net	8,679	6,362
Marketing expenses payable	7,564	11,834
Legal accrual	19,445	21,978
Purchase commitment to subcontractors	5,415	6,815
Accrued expenses	24,125	30,608

	$148,363	$177,852